LONG-TERM INVESTMENTS - Cost-method investments (Details) ¥ in Thousands, $ in Thousands	1 Months Ended					6 Months Ended			12 Months Ended
	Jun. 30, 2017	May 31, 2017 CNY (¥) shares	Apr. 30, 2017 CNY (¥) shares	Jan. 31, 2017 USD ($) shares	Jan. 31, 2017 CNY (¥) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2017 CNY (¥)	Jun. 30, 2016 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cost-method investments
Consideration for purchase of investments						$ 43,593	¥ 295,526	¥ 123,674
BJ UBOX
Cost-method investments
Consideration of cost method investment										¥ 7,703
Number of shares sold | shares			4,810,000
Percentage of equity interest acquired						2.00%	2.00%		3.00%
Recognized gain			¥ 35,545
UBOX
Cost-method investments
Consideration of cost method investment											¥ 40,517
Mobike | Maximum
Cost-method investments
Percentage of equity interest acquired	1.00%
Mobike | Preferred shares
Cost-method investments
Preferred shares purchased | shares				1,316,205	1,316,205
Consideration for purchase of investments				$ 5,000	¥ 34,294
Convertible notes converted (in shares) | shares		648,559
Mobike | Convertible notes
Cost-method investments
Consideration for purchase of investments				$ 5,000	¥ 34,294
Interest rate				8.00%	8.00%
Blossomhill
Cost-method investments
Percentage of equity interest acquired		4.00%
Consideration for purchase of investments		¥ 15,194